     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 1, 2000

                                                                FILE NO. 2-15037
                                                                FILE NO. 811-879
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                             ---------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/
                        POST-EFFECTIVE AMENDMENT NO. 67                      /X/
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/
                                AMENDMENT NO. 67                             /X/

                             TRAINER WORTHAM FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                          845 THIRD AVENUE, 6TH FLOOR
                               NEW YORK, NY 10022
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 759-7755
                             ---------------------

                           PATRICK W. D. TURLEY, ESQ.
                             DECHERT PRICE & RHOADS
                             1775 EYE STREET, N.W.
                          WASHINGTON, D.C. 20006-2401
               (NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS)

                             ---------------------

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.
                             ---------------------

--------------------------------------------------------------------------------

                    FROLEY, REVY CONVERTIBLE SECURITIES FUND

                                 AUGUST 1, 2000
--------------------------------------------------------------------------------

                               INVESTMENT ADVISOR

                     FROLEY, REVY INVESTMENT COMPANY, INC.
                        10900 WILSHIRE BLVD., SUITE 900
                         LOS ANGELES, CALIFORNIA 90024

                     A Series of the Trainer Wortham Funds

Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

                    FROLEY, REVY CONVERTIBLE SECURITIES FUND

                               TABLE OF CONTENTS

                          SUBJECT                             PAGE
                          -------                             ----
Risk/Return Summary and Fund Expenses
  Risk/Return Summary.......................................    1
  Annual Fees and Expenses..................................    2
     Carefully review this important section for a summary
     of the Fund's investments, risks and fees.
Investment Objective and Strategies
  Investment Objective......................................    3
  Policies and Strategies...................................    3
  Prior Performance of Comparable Accounts..................    3
  Investment Risks..........................................    4
     This section contains details on the Fund's investment
     strategies and risks.
Shareholder Information
  Pricing of Fund Shares....................................    4
  Purchasing and Adding to Your Shares......................    5
  Selling Your Shares.......................................    5
  Distribution Arrangements/Sales Charges...................    7
  Exchanging Your Shares....................................    9
  Dividends, Distributions and Taxes........................    9
     Consult this section to obtain details on how shares
     are valued, how to purchase, sell and exchange shares,
     related charges and payments of dividends and
     distributions.
Fund Management
  The Investment Advisor....................................   10
  Portfolio Manager.........................................   10
  The Distributor and Administrator.........................   10
     Review this section for details on the people and
     organizations who oversee the Fund and its investments.

                     RISK/RETURN SUMMARY AND FUND EXPENSES

FROLEY, REVY CONVERTIBLE SECURITIES FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide total return through the combination of current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in convertible securities of companies that the Advisor believes have above average growth rates and sound financial characteristics. Convertible securities include corporate bonds and preferred stocks that are convertible into common stock. At least 70% of the total assets of the Fund will be invested in convertible securities. A majority of the Fund's holdings of convertible securities may have credit ratings that are below investment grade.

PRINCIPAL INVESTMENT RISKS

The Fund is subject to both market risk and interest rate risk. Therefore, the value of the Fund's investments will fluctuate with market conditions and changes in interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Because the Fund may invest a majority if its assets in high yield/ high risk securities that have credit ratings below investment grade, the Fund is subject to the investment risks associated with such high yield/ high risk instruments including the likelihood that changes in economic conditions could lead to a weakened capacity of the issuers of such securities to make principal and interest payments, which is not necessarily the case with issuers of higher rated securities.

An investment in the Fund is not a deposit of First Republic Bank or any other federally insured depository institution nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

- Investing for a period of time in excess of 2 to 3 years

- Looking to increase the income component of your equity investments

- Looking for a well-diversified fixed-income portfolio that provides the potential for growth of your investment

- Willing to accept risks of price and dividend fluctuations

This Fund will not be appropriate for someone:

- Investing emergency reserves

- Seeking safety of principal

- Seeking high current income

                            ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
--------------------------------------------------------------------------------

                                                              CLASS A    CLASS B
                                                              SHARES     SHARES
                                                              -------    -------
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases............    4.00%(1)   None
Maximum Deferred Sales Charge (load)........................    None       4.00%(2)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees.............................................   0.625%     0.625%
Distribution and Service (12b-1) Fees.......................    0.25%      0.75%
Other Expenses*.............................................    0.60%      0.60%
Total Annual Fund Operating Expenses(3).....................   1.475%     1.975%
Fee Waivers and/or Expense Reimbursements(3)................      --         --
Net Expenses(3).............................................   1.475%     1.975%

* "Other Expenses" for the Fund's initial year of operations have been estimated.

(1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

(2) The Fund imposes a back-end sales charge (load) on Class B Shares if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC"). The CDSC declines over seven years starting with year one and ending in year eight as follows: 4%, 3%, 2.5%, 2.0%, 1.5%, 1.0%, 0.5%. After the seventh year, Class B Shares will be automatically converted to Class A Shares.

(3) The Advisor has entered into an expense limitation agreement with respect to the Fund for the Fund's current fiscal year pursuant to which the Advisor has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses of the Class A Shares and the Class B Shares of the Fund to 1.50% and 2.00% of the Fund's average daily net assets, respectively. The Fund has agreed to repay the Advisor for the amounts waived and/or reimbursed by the Advisor pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses of the Class A Shares and the Class B Shares to exceed 1.50% and 2.00%, respectively, and the repayment is made within three years after the year in which the Advisor incurred the expense.
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

- $10,000 investment

- 5% annual return

- redemption at the end of each period

- no changes in the Fund's operating expenses

- reinvestment of dividends and distributions

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

                CONVERTIBLE SECURITIES FUND                   1 YEAR    3 YEARS
                ---------------------------                   ------    -------
Class A Shares..............................................   $544      $848
Class B Shares
  Assuming Redemption.......................................   $600      $870
  Assuming no Redemption....................................   $200      $620

--------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVE AND STRATEGIES
                    FROLEY, REVY CONVERTIBLE SECURITIES FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek total return through the combination of current income and long-term capital appreciation.

POLICIES AND STRATEGIES

The Advisor invests primarily in convertible securities of companies that the Advisor believes have above-average growth rates and sound financial characteristics.

Consistent with the Fund's investment objective, the Fund:

- invests at least 70% of the value of its total assets in securities convertible into common stocks: convertible bonds, convertible preferreds, mandatory convertible securities, synthetic convertible securities, warrants, and any rights to purchase common stocks

- may invest up to 30% of its net assets in: common stock, money market instruments, non-convertible corporate or government debt securities and foreign securities

- may invest in stock index futures

- may borrow money to meet shareholder redemptions, but not for speculative purposes.

- may invest in other investment companies
In the event that the Advisor determines that market conditions are not suitable for the Fund's typical investments, the Advisor may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

PRIOR PERFORMANCE OF COMPARABLE ACCOUNTS

The table below sets forth performance data relating to the historical performance of privately managed accounts of the Advisor (the "Composite").

Each account represented in the Composite has substantially similar investment objectives, policies, and strategies to those of the Fund. None of the accounts in the Composite were subject to the requirements of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have affected their performance. The performance information for the Composite is the gross total return of the Composite, as adjusted to reflect the estimated fees and expenses of the Class B shares of the Fund.

The investment results presented below are not those of the Fund and are not intended to predict or suggest returns that might be experienced by the Fund or an individual investor having an interest in the Fund. These total return figures represent past performance and do not indicate future results, which will vary. These results do not reflect the impact of any applicable sales charges or account fees which would reduce returns.

                       TOTAL RETURN FOR THE COMPOSITE AND
                        THE CS FIRST BOSTON CONVERTIBLE
                                 SECURITY INDEX

                   COMPOSITE       CSFB INDEX+
                 --------------   --------------
                     ANNUAL           ANNUAL
     YEAR         TOTAL RETURN     TOTAL RETURN
     ----        --------------   --------------
1999...........       55.8%            42.1%
1998...........        4.0%             6.6%
1997...........       13.2%            16.9%
1996...........       15.5%            13.8%
1995...........       21.7%            23.7%
1994...........       -2.1%            -4.7%
1993...........       16.6%            18.6%
1992...........       20.5%            17.6%
1991...........       32.0%            29.1%
1990...........      -11.2%            -6.9%

                    COMPOSITE       CSFB INDEX+
                  --------------   --------------
  TIME PERIOD     AVERAGE ANNUAL   AVERAGE ANNUAL
(THRU 12/31/99)*   TOTAL RETURN     TOTAL RETURN
----------------  --------------   --------------
1 year.........        55.8%            42.1%
3 years........        22.4%            21.0%
5 years........        20.8%            20.0%
10 years.......        15.3%            14.8%
Since Inception
(1/1/83).......        13.3%            14.1%

+ The CS First Boston Convertible Security Index measures the performance of a broad mix of convertible securities. This Index is unmanaged and does not reflect the fees and expenses typically incurred by mutual funds. Results include reinvested dividends.

*For the period January 1, 2000 through June 30, 2000, the aggregate total return for the Composite was 5.5% and the aggregate total return for the CSFB Index was 2.1%.

INVESTMENT RISKS

Any investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Fund will be subject to the following risks:

- Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

- Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund's fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

- Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations. Because the Fund may invest a majority of its assets in high yield/high risk securities that have credit ratings below investment grade, the Fund is subject to the investment risks associated with such high yield/high risk instruments including the likelihood that changes in economic conditions could lead to a weakened capacity of the issuers of such securities to make principal and interest payments, which is not necessarily the case with issuers of higher rated securities.

                            SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                           Total Assets - Liabilities
                      ------------------------------------
                                Number of Shares
                                  Outstanding

The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution Arrangements/ Sales Charges". This is what is known as the offering price.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The minimum initial investment in the Fund is $10,000. Subsequent investments must be at least $1,000. Provident Distributors, Inc. (the "Distributor") acts as Distributor of the Fund's shares. Shares of the Fund are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received plus any applicable sales charge. Investors may purchase shares of the Fund by check or wire, as described below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund or the Advisor may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of the Fund and its shareholders.

Shares of the Fund may also be purchased by means of "in-kind" securities transactions pursuant to which securities, rather than cash, may be accepted as payment for Fund shares if prior approval is received from the Distributor. Securities used to purchase Fund shares must be appropriate investments for the Fund, consistent with its investment objective, policies and limitations, and must have readily available market valuations. The securities will be valued in accordance with the Fund's policy for calculating net asset value, determined as of the close of business on the day on which the securities are received in salable form. A shareholder or prospective shareholder should contact the Distributor or the Advisor at (800) 544-1559 in order to receive the necessary approval to engage in such a transaction. Affiliated persons of the Fund may not purchase shares in this manner in the absence of SEC approval.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the application.

2. Make check, certified check or money order payable to "Froley, Revy Convertible Securities Fund."

3. Mail to: TRAINER WORTHAM FUNDS, c/o PFPC, 211 South Gulph Road, P.O. Box 61503, King of Prussia, Pennsylvania, 19406.

Subsequent Investment:

1. Subsequent investments should be made by check payable to the Fund and mailed to: TRAINER WORTHAM FUNDS, c/o PFPC, 211 South Gulph Road, P.O. Box 61767, King of Prussia, Pennsylvania 19406

BY WIRE TRANSFER

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment: Before wiring funds, you should call 1-800-441-6580 to receive an account number. Follow the instructions below after receiving your account number.

For initial and subsequent investments: Instruct your bank to wire transfer your investment to:
                          Boston Safe Deposit & Trust
                         Routing Number: ABA #011001234
                                Account #000159
                                Name of the Fund
                             Shareholder Account #

Mail a completed account application to PFPC at the above address.

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund. Your proceeds will be reduced by any applicable CDSC. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

A request for a withdrawal in cash from the Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

INSTRUCTIONS FOR SELLING SHARES

BY TELEPHONE (unless you have declined telephone sales privileges)

1. Call 1-800-441-6580 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

BY MAIL Write a letter of instruction indicating:

- your Fund and account number

- amount you wish to redeem

- address where your check should be sent

- account owner signature(s)

Mail To: TRAINER WORTHAM FUNDS, c/o PFPC, 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406

BY WIRE TRANSFER

You must indicate this option on your application.

Call 1-800-441-6580 to request a wire transfer.

If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.

The Fund may charge a wire transfer fee.

NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

- Redemptions over $10,000

- Your account registration or the name(s) on your account has changed within the last 15 days

- The check is not being mailed to the address on your account

- The check is not being made payable to the owner of the account

- The redemption proceeds are being transferred to another Fund account with a different registration

When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer

Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $2,500, the Fund may ask you to increase your balance. If it is still below $2,500 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

DISTRIBUTION ARRANGEMENTS/ SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges.

                          CLASS A           CLASS B
                       --------------    --------------
Sales Charge (Load)    Front-end         No front-end
                       sales charge      sales charge.
                       (not              A contingent
                       applicable to     deferred sales
                       money market      charge (CDSC)
                       funds);           may be imposed
                       reduced sales     on shares
                       charges           redeemed
                       available.        within seven
                                         years after
                                         purchase;
                                         shares
                                         automatically
                                         convert to
                                         Class A Shares
                                         after 7 years.
                                         Maximum
                                         investment is
                                         $250,000.
Distribution and       Subject to        Subject to
  Service (12b-1) Fee  annual            annual
                       distribution      distribution
                       and               and
                       shareholder       shareholder
                       servicing fees    servicing fees
                       of up to 0.25%    of up to 0.75%
                       of the Fund's     of the Fund's
                       assets.           assets.
Fund Expenses          Lower annual      Higher annual
                       expenses then     expenses than
                       Class B           Class A
                       shares.           shares.

CALCULATION OF SALES CHARGES

CLASS A SHARES

Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                              SALES CHARGE     SALES CHARGE
                               AS A % OF         AS A % OF
      YOUR INVESTMENT        OFFERING PRICE   YOUR INVESTMENT
      ---------------        --------------   ---------------
Up to $49,999..............       4.00%            4.08%
$50,000 up to $99,999......       3.50%            3.63%
$100,000 up to $249,999....       3.00%            3.09%
$250,000 up to $499,999....       2.00%            2.04%
$500,000 up to $999,999....       1.00%            1.01%
$1,000,000 and above(1)....       0.00%            0.00%

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first 18 months after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the seventh anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

CLASS B SHARES

                            CDSC AS A % OF DOLLAR
 YEARS SINCE PURCHASE      AMOUNT SUBJECT TO CHARGE
 --------------------      ------------------------
0-1....................              4.00%
1-2....................              3.00%
2-3....................              2.50%
3-4....................              2.00%
4-5....................              1.50%
5-6....................              1.00%
6-7....................              0.50%
more than 7............              None

If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE -- CLASS B SHARES

- Class B shares automatically convert to Class A shares of the Fund after seven years from the end of the month of purchase.

- After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.

- You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

- If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the B shares converted.

SALES CHARGE REDUCTIONS

Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

- Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

- Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

SALES CHARGE WAIVERS

CLASS A SHARES

The following qualify for waivers of sales charges:

- Shares purchased through employer sponsored retirement plans.

- Shares purchased by clients with an investment advisory or similar relationship with the Advisor or its affiliates.

- Shares purchased by directors, trustees, employees, and family members of the Advisor and its affiliates and any organization that provides services to the Funds.

REINSTATEMENT PRIVILEGE

If you have sold Class A or B shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of another Trainer Wortham Fund. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by calling 1-800-441-6580. Please provide the following information:

- Your name and telephone number

- The exact name on your account and account number

- Taxpayer identification number (usually your Social Security number)

- Dollar value or number of shares to be exchanged

- The name of the Fund from which the exchange is to be made

- The name of the Fund into which the exchange is being made

Please refer to "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Fund are usually paid annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income. Taxation on capital gains distributions will vary with the length of time the Fund has held the security - not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

You will be notified in January of each year about the federal tax status of distributions made by the Fund. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

                                FUND MANAGEMENT

THE INVESTMENT ADVISOR

Froley, Revy Investment Company, Inc. (the "Advisor"), with offices at 10900 Wilshire Boulevard, Los Angeles, California 90024, is the Fund's investment advisor. The Advisor was founded in 1975 and currently manages in excess of $3 billion in convertible securities.

First Republic Bank owns 19.9% of the Advisor. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in a general banking business and provides private banking services. First Republic Bank has offices in California, Nevada and New York City and has approximately $3.6 billion in assets as of December 31, 1999.

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.625% of the Fund's average daily net assets.

Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objectives, policies, and restrictions, the Advisor manages the Fund's investment portfolios, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities.

The Advisor has retained Trainer Wortham & Company, Inc. (the "Sub-Advisor") to serve as sub-investment advisor to the Fund. The Sub-Advisor is a wholly-owned subsidiary of First Republic Bank and utilizes an investment committee to provide research and analysis services to the Advisor with respect to the Fund's investments. The sub-investment advisory fees of the Sub-Advisor are paid directly by the Advisor and are not paid by the Fund.

PORTFOLIO MANAGER

The portfolio manager for the Fund is Andrea Revy O'Connell, CFA, CIC. Ms. O'Connell is Senior Portfolio Manager, President and Chief Executive Officer of Froley, Revy Investment Company, Inc. and Southwest Asset Management Company. She joined the Advisor in 1986 as a Financial Analyst and was made Vice President and Director of Research in 1990. She became a Principal in 1994 and was appointed to her current position in May, 2000.

Ms. O'Connell received her Chartered Financial Analyst designation in September 1992 and her Chartered Investment Counselor designation in December 1995. She is a member of the Association for Investment Management and Research, the Los Angeles Society of Financial Analysts and the Los Angeles Association of Investment Women. Ms. O'Connell holds a BA from the University of California at Los Angeles.

The Statement of Additional Information has more detailed information about the Advisor.

THE DISTRIBUTOR AND ADMINISTRATOR

Provident Distributors, Inc. is the Fund's distributor and PFPC is the Fund's administrator. Provident Distributors, Inc. and PFPC are located at 3200 Horizon Drive, King of Prussia, PA 19406.

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING THE FUND AT:

                             TRAINER WORTHAM FUNDS
                          845 THIRD AVENUE, 6TH FLOOR
                            NEW YORK, NEW YORK 10022
                           TELEPHONE: 1-888-257-4450
You can review the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by calling 1-202-942-8090, or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov; or

- Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-879.

                    FROLEY, REVY CONVERTIBLE SECURITIES FUND

TRUSTEES:

Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell

For additional information about the
Trainer Wortham Funds call:

                                  888.257.4450

TRAINER WORTHAM FUNDS

      845 Third Avenue/6th Floor, New York, New York 10022
      888.257.4450 - Fax: 415.288.1401
                                                           TRAINER WORTHAM FUNDS

                                                                PROSPECTUS
                                                            August 1, 2000
            ---------------------------------------------------------
            ---------------------------------------------------------
            NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY OTHER REGULATORY BODY HAS APPROVED THE SECURITIES BEING OFFERED BY THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE AND COMPLETE. IT IS UNLAWFUL FOR ANYONE TO MAKE ANY REPRESENTATION TO THE CONTRARY.
            ---------------------------------------------------------
            ---------------------------------------------------------

                                         888.257.4450

--------------------------------------------------------------------------------

           FROLEY, REVY INVESTMENT GRADE CONVERTIBLE SECURITIES FUND

                                 AUGUST 1, 2000
--------------------------------------------------------------------------------

                               INVESTMENT ADVISOR
                     FROLEY, REVY INVESTMENT COMPANY, INC.
                        10900 WILSHIRE BLVD., SUITE 900
                         LOS ANGELES, CALIFORNIA 90024

                     A Series of the Trainer Wortham Funds

Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

           FROLEY, REVY INVESTMENT GRADE CONVERTIBLE SECURITIES FUND

                               TABLE OF CONTENTS

                          SUBJECT                             PAGE
                          -------                             ----
Risk/Return Summary and Fund Expenses
  Risk/Return Summary.......................................    1
  Annual Fees and Expenses..................................    2
     Carefully review this important section for a summary
     of the Fund's investments, risks and fees
Investment Objective and Strategies
  Investment Objective......................................    3
  Policies and Strategies...................................    3
  Prior Performance of Comparable Accounts..................    3
  Investment Risks..........................................    4
     This section contains details on the Fund's investment
     strategies and risks
Shareholder Information
  Pricing of Fund Shares....................................    4
  Purchasing and Adding to Your Shares......................    5
  Selling Your Shares.......................................    5
  Distribution Arrangements/Sales Charges...................    7
  Exchanging Your Shares....................................    9
  Dividends, Distributions and Taxes........................    9
     Consult this section to obtain details on how shares
     are valued, how to purchase, sell and exchange shares,
     related charges and payments of dividends and
     distributions
Fund Management
  The Investment Advisor....................................   10
  Portfolio Manager.........................................   10
  The Distributor and Administrator.........................   10
     Review this section for details on the people and
     organizations who oversee the Fund and its investments.

                     RISK/RETURN SUMMARY AND FUND EXPENSES

FROLEY, REVY INVESTMENT GRADE CONVERTIBLE SECURITIES FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide a high total return through the combination of current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in investment grade convertible securities of companies that the Advisor believes have above average growth rates and sound financial characteristics. Convertible securities include corporate bonds and preferred stocks that are convertible into common stock. Predominantly all of the total assets will be invested in convertible securities, although the Fund may temporarily hold common stocks upon the conversion of a bond or preferred security. At least 80% of the portfolio's holdings of convertible securities will have credit ratings that are investment-grade by at least one service.

PRINCIPAL INVESTMENT RISKS

The Fund is subject to both market risk and interest rate risk. Therefore, the value of the Fund's investments will fluctuate with market conditions and changes in interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of First Republic Bank or any other federally insured depository institution nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

- Investing for a period of time in excess of 2 to 3 years

- Looking to increase the income component of your equity investments

- Looking for a well-diversified fixed-income portfolio that provides the potential for growth of your investment

- Willing to accept risks of price and dividend fluctuations

This Fund will not be appropriate for someone:

- Investing emergency reserves

- Seeking safety of principal

- Seeking high current income

                            ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
--------------------------------------------------------------------------------

                                                              CLASS A    CLASS B
                                                              SHARES     SHARES
                                                              -------    -------
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases............   3.00%(1)   None
Maximum Deferred Sales Charge (load)........................   None       4.00%(2)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees.............................................   0.50%      0.50%
Distribution and Service (12b-1) Fees.......................   0.25%      0.75%
Other Expenses*.............................................   0.75%      0.75%
                                                               ----       ----
Total Annual Fund Operating Expenses(3).....................   1.50%      2.00%
                                                               ====       ====
Fee Waivers and/or Expense Reimbursements(3)................     --         --
                                                               ----       ----
Net Expenses(3).............................................   1.50%      2.00%
                                                               ====       ====

 * "Other Expenses" for the Fund's initial year of operations have been estimated.

(1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

(2) The Fund imposes a back-end sales charge (load) on Class B Shares if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC"). The CDSC declines over seven years starting with year one and ending in year seven as follows: 4%, 3%, 2.5%, 2.0%, 1.5%, 1.0%, 0.5%. After the seventh year, Class B Shares will be automatically converted to Class A Shares.

(3) The Advisor has entered into an expense limitation agreement with respect to the Fund for the Fund's current fiscal year pursuant to which the Advisor has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses of the Class A Shares and the Class B Shares of the Fund to 1.50% and 2.00% of the Fund's average daily net assets, respectively. The Fund has agreed to repay the Advisor for the amounts waived and/or reimbursed by the Advisor pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses of the Class A Shares and the Class B Shares to exceed 1.50% and 2.00%, respectively, and the repayment is made within three years after the year in which the Advisor incurred the expense.
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

- $10,000 investment

- 5% annual return

- redemption at the end of each period

- no changes in the Fund's operating expenses

- reinvestment of dividends and distributions

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

        INVESTMENT GRADE CONVERTIBLE SECURITIES FUND          1 YEAR    3 YEARS
        --------------------------------------------          ------    -------
Class A Shares..............................................   $448      $760
Class B Shares
Assuming Redemption.........................................   $603      $877
Assuming no Redemption......................................   $203      $627

--------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVE AND STRATEGIES

           FROLEY, REVY INVESTMENT GRADE CONVERTIBLE SECURITIES FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek total return through the combination of current income and long-term capital appreciation.

POLICIES AND STRATEGIES

The Advisor invests primarily in investment grade convertible securities of companies that the Advisor believes have above-average growth rates and sound financial characteristics.

Consistent with the Fund's investment objective, the Fund:

- generally invests substantially all of the value of its total assets in securities convertible into common stocks: convertible bonds, convertible preferreds, mandatory convertible securities, synthetic convertible securities, warrants, and any rights to purchase common stocks

- may invest up to 30% of its net assets in: money market instruments, non-convertible corporate or government debt securities

- may temporarily hold common stock received upon the conversion of a convertible security

- may invest in stock index futures

- may borrow money to meet shareholder redemptions, but not for speculative purposes.

- may invest in other investment companies

In the event that the Advisor determines that market conditions are not suitable for the Fund's typical investments, the Advisor may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

PRIOR PERFORMANCE OF COMPARABLE ACCOUNTS

The table below sets forth performance data relating to the historical performance of privately managed accounts of the Advisor (the "Composite").

Each account represented in the Composite has substantially similar investment objectives, policies, and strategies to those of the Fund. None of the accounts in the Composite were subject to the requirements of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have affected their performance. The performance information for the Composite is the gross total return of the Composite, as adjusted to reflect the estimated fees and expenses of the Class B Shares Fund.

The investment results presented below are not those of the Fund and are not intended to predict or suggest returns that might be experienced by the Fund or an individual investor having an interest in the Fund. These total return figures represent past performance and do not indicate future results, which will vary. These results do not reflect the impact of any applicable sales charges or account fees which would reduce returns.

                       TOTAL RETURN FOR THE COMPOSITE AND
                       THE MERRILL LYNCH INVESTMENT GRADE
                           CONVERTIBLE SECURITY INDEX

                                              ML INVESTMENT GRADE
                            COMPOSITE         CONVERTIBLE INDEX+
                       -------------------    -------------------
        YEAR           ANNUAL TOTAL RETURN    ANNUAL TOTAL RETURN
        ----           -------------------    -------------------
1999.................         41.7%                  13.7%
1998.................         17.6%                  12.2%
1997.................         17.2%                  19.5%
1996.................         11.3%                  14.7%
1995.................         22.2%                  24.2%
1994.................         -5.0%                  -3.3%
1993.................         12.5%                  13.8%
1992.................         16.9%                  18.3%
1991.................         17.3%                  23.2%

                                            ML INVESTMENT GRADE
        TIME             COMPOSITE           CONVERTIBLE INDEX+
       PERIOD          --------------    --------------------------
        (THRU          AVERAGE ANNUAL          AVERAGE ANNUAL
     12/31/99)*         TOTAL RETURN            TOTAL RETURN
     ----------        --------------    --------------------------
1 year...............       41.7%                   13.7%
3 years..............       25.0%                   15.1%
5 years..............       21.6%                   16.8%
   Since Inception
       (1/1/91)             16.3%                   14.9%

+ The Merrill Lynch Investment Grade Convertible Index measures the performance of a broad mix of investment grade convertible securities. This Index is unmanaged and does not reflect the fees and expenses typically incurred by mutual funds. Results include reinvested dividends.

* For the period January 1, 2000 through June 30, 2000, the aggregate total return for the Composite was 3.0% and the aggregate total return for the Merrill Lynch Investment Grade Convertible Security Index was 5.0%.

INVESTMENT RISKS

Any investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Fund will be subject to the following risks:

- Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

- Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund's fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

- Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations. Because the Fund may invest a portion of its assets in high yield/high risk securities that have credit ratings below investment grade, the Fund is subject to the investment risks associated with such high yield/high risk instruments including the likelihood that changes in economic conditions could lead to a weakened capacity of the issuers of such securities to make principal and interest payments, which is not necessarily the case with issuers of higher rated securities.

                            SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                           Total Assets - Liabilities
                      ------------------------------------
                                Number of Shares
                                  Outstanding

The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution Arrangements/ Sales Charges". This is what is known as the offering price.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The minimum initial investment in the Fund is $100,000. Subsequent investments must be at least $10,000. Provident Distributors, Inc. (the "Distributor") acts as Distributor of the Fund's shares. Shares of the Fund are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received plus any applicable sales charge. Investors may purchase shares of the Fund by check or wire, as described below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund or the Advisor may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of the Fund and its shareholders.

Shares of the Fund may also be purchased by means of "in-kind" securities transactions pursuant to which securities, rather than cash, may be accepted as payment for Fund shares if prior approval is received from the Distributor. Securities used to purchase Fund shares must be appropriate investments for the Fund, consistent with its investment objective, policies and limitations, and must have readily available market valuations. The securities will be valued in accordance with the Fund's policy for calculating net asset value, determined as of the close of business on the day on which the securities are received in salable form. A shareholder or prospective shareholder should contact the Distributor or the Advisor at (800) 544-1559 in order to receive the necessary approval to engage in such a transaction. Affiliated persons of the Fund may not purchase shares in this manner in the absence of SEC approval.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the application.

2. Make check, certified check or money order payable to "Froley, Revy Investment Grade Convertible Securities Fund."

3. Mail to: TRAINER WORTHAM FUNDS,
   c/o PFPC, 211 South Gulph Road, P.O. Box 61503, King of Prussia, Pennsylvania, 19406.

Subsequent Investment:

1. Subsequent investments should be made by check payable to the Fund and mailed to: TRAINER WORTHAM FUNDS, c/o PFPC, 211 South Gulph Road, P.O. Box 61767, King of Prussia, Pennsylvania 19406

BY WIRE TRANSFER

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment: Before wiring funds, you should call 1-800-441-6580 to receive an account number. Follow the instructions below after receiving your account number.

For initial and subsequent investments: Instruct your bank to wire transfer your investment to:
                          Boston Safe Deposit & Trust
                         Routing Number: ABA #011001234
                                Account #000159
                                Name of the Fund
                             Shareholder Account #

Mail a completed account application to PFPC at the above address.

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund. Your proceeds will be reduced by any applicable CDSC. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

A request for a withdrawal in cash from the Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

INSTRUCTIONS FOR SELLING SHARES

BY TELEPHONE (unless you have declined telephone sales privileges)

1. Call 1-800-441-6580 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

BY MAIL Write a letter of instruction indicating:

- your Fund and account number

- amount you wish to redeem

- address where your check should be sent

- account owner signature(s)

Mail To: TRAINER WORTHAM FUNDS, c/o PFPC, 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406

BY WIRE TRANSFER You must indicate this option on your application.

The Fund may charge a wire transfer fee.

NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.

Call 1-800-441-6580 to request a wire transfer. If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

- Redemptions over $10,000

- Your account registration or the name(s) on your account has changed within the last 15 days

- The check is not being mailed to the address on your account

- The check is not being made payable to the owner of the account

- The redemption proceeds are being transferred to another Fund account with a different registration

When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents

Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $75,000, the Fund may ask you to increase your balance. If it is still below $75,000 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges.

                          CLASS A           CLASS B
                       --------------    --------------
Sales Charge (Load)    Front-end         No front-end
                       sales charge      sales charge.
                       (not              A contingent
                       applicable to     deferred sales
                       money market      charge (CDSC)
                       funds);           may be imposed
                       reduced sales     on shares
                       charges           redeemed
                       available.        within seven
                                         years after
                                         purchase;
                                         shares
                                         automatically
                                         convert to
                                         Class A Shares
                                         after 7 years.
                                         Maximum
                                         investment is
                                         $250,000.
Distribution and       Subject to        Subject to
  Service (12b-1) Fee  annual            annual
                       distribution      distribution
                       and               and
                       shareholder       shareholder
                       servicing fees    servicing fees
                       of up to 0.25%    of up to 0.75%
                       of the Fund's     of the Fund's
                       assets.           assets.
Fund Expenses          Lower annual      Higher annual
                       expenses then     expenses than
                       Class B           Class A
                       shares.           shares.

CALCULATION OF SALES CHARGES
CLASS A SHARES

Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                              SALES CHARGE    SALES CHARGE
                               AS A % OF       AS A % OF
                                OFFERING          YOUR
     YOUR INVESTMENT             PRICE         INVESTMENT
     ---------------          ------------    ------------
$100,000 up to $249,999           3.00%           3.09%
$250,000 up to $499,999           2.00%           2.04%
$500,000 up to $999,999           1.00%           1.01%
$1,000,000 and above(1)           0.00%           0.00%

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first 18 months after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the seventh anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

CLASS B SHARES

                            CDSC AS A % OF DOLLAR
 YEARS SINCE PURCHASE      AMOUNT SUBJECT TO CHARGE
 --------------------      ------------------------
0-1....................              4.00%
1-2....................              3.00%
2-3....................              2.50%
3-4....................              2.00%
4-5....................              1.50%
5-6....................              1.00%
6-7....................              0.50%
more than 7............              None

If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE -- CLASS B SHARES

- Class B shares automatically convert to Class A shares of the Fund after seven years from the end of the month of purchase.

- After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.

- You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

- If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the B shares converted.

SALES CHARGE REDUCTIONS

Reduced sales charges for Class A shares are available to shareholders with investments of $250,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

- Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

- Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

SALES CHARGE WAIVERS

CLASS A SHARES

The following qualify for waivers of sales charges:

- Shares purchased through employer sponsored retirement plans.

- Shares purchased by clients with an investment advisory or similar relationship with the Advisor or its affiliates.

- Shares purchased by directors, trustees, employees, and family members of the Advisor and its affiliates and any organization that provides services to the Funds.

REINSTATEMENT PRIVILEGE

If you have sold Class A or B shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of another Trainer Wortham Fund. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by calling 1-800-441-6580. Please provide the following information:

- Your name and telephone number

- The exact name on your account and account number

- Taxpayer identification number (usually your Social Security number)

- Dollar value or number of shares to be exchanged

- The name of the Fund from which the exchange is to be made

- The name of the Fund into which the exchange is being made

Please refer to "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Fund are usually paid annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income. Taxation on capital gains distributions will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

You will be notified in January of each year about the federal tax status of distributions made by the Fund. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

                                FUND MANAGEMENT

THE INVESTMENT ADVISOR

Froley, Revy Investment Company, Inc. (the "Advisor"), with offices at 10900 Wilshire Boulevard, Los Angeles, California 90024, is the Fund's investment advisor. The Advisor was founded in 1975 and currently manages in excess of $3 billion in convertible securities.

First Republic Bank owns 19.9% of the Advisor. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in a general banking business and provides private banking services. First Republic Bank has offices in California, Nevada and New York City and has approximately $3.6 billion in assets as of December 31, 1999.

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.50% of the Fund's average daily net assets.

Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objectives, policies, and restrictions, the Advisor manages the Fund's investment portfolios, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities.

The Advisor has retained Trainer Wortham & Company, Inc. (the "Sub-Advisor") to serve as sub-investment advisor to the Fund. The Sub-Advisor is a wholly-owned subsidiary of First Republic Bank and utilizes an investment committee to provide research and analysis services to the Advisor with respect to the Fund's investments. The sub-investment advisory fees of the Sub-Advisor are paid directly by the Advisor and are not paid by the Fund.

PORTFOLIO MANAGER

The portfolio manager for the Fund is Ravi Malik, CFA. Mr. Malik is a Senior Portfolio Manager and Managing Director of the Advisor, having joined the firm in 1994. His prior experience was with Jefferies & Co. as a research analyst.

Mr. Malik holds a BA in Mathematics and Economics from Punjab University in Chandigarh, India and an MBA from the Anderson School of Management at the University of California at Los Angeles. Mr. Malik is a member of the Los Angeles Society of Financial Analysts and the Association for Investment Management and Research. Mr. Malik received his CFA designation in 1997.

The Statement of Additional Information has more detailed information about the Advisor.

THE DISTRIBUTOR AND ADMINISTRATOR

Provident Distributors, Inc. is the Fund's distributor and PFPC is the Fund's administrator. Provident Distributors, Inc. and PFPC are located at 3200 Horizon Drive, King of Prussia, PA 19406.

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING THE FUND AT:

                             TRAINER WORTHAM FUNDS
                          845 THIRD AVENUE, 6TH FLOOR
                            NEW YORK, NEW YORK 10022
                           TELEPHONE: 1-888-257-4450

You can review the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by calling 1-202-942-8090, or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov; or

- Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-879.

           FROLEY, REVY INVESTMENT GRADE CONVERTIBLE SECURITIES FUND

TRUSTEES:

Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell

For additional information about the
Trainer Wortham Funds call:

                                  888.257.4450

TRAINER WORTHAM FUNDS

      845 Third Avenue/6th Floor, New York, New York 10022
      888.257.4450 - Fax: 415.288.1401
                                                           TRAINER WORTHAM FUNDS

                                                                PROSPECTUS
                                                            August 1, 2000
            ---------------------------------------------------------
            ---------------------------------------------------------
            NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY OTHER REGULATORY BODY HAS APPROVED THE SECURITIES BEING OFFERED BY THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE AND COMPLETE. IT IS UNLAWFUL FOR ANYONE TO MAKE ANY REPRESENTATION TO THE CONTRARY.
            ---------------------------------------------------------
            ---------------------------------------------------------

                                         888.257.4450

--------------------------------------------------------------------------------

              FROLEY, REVY INVESTMENT GRADE CONVERTIBLE BOND FUND

                                 AUGUST 1, 2000
--------------------------------------------------------------------------------

                               INVESTMENT ADVISOR
                     FROLEY, REVY INVESTMENT COMPANY, INC.
                        10900 WILSHIRE BLVD., SUITE 900
                         LOS ANGELES, CALIFORNIA 90024

                     A Series of the Trainer Wortham Funds

Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

              FROLEY, REVY INVESTMENT GRADE CONVERTIBLE BOND FUND

                               TABLE OF CONTENTS

                          SUBJECT                             PAGE
                          -------                             ----
Risk/Return Summary and Fund Expenses
  Risk/Return Summary.......................................    1
  Annual Fees and Expenses..................................    2
     Carefully review this important section for a summary
     of the Fund's investments, risks and fees.
Investment Objective And Strategies
  Investment Objective......................................    3
  Policies and Strategies...................................    3
  Investment Risks..........................................    3
     This section contains details on the Fund's investment
     strategies and risks.
Shareholder Information
  Pricing of Fund Shares....................................    3
  Purchasing and Adding to Your Shares......................    4
  Selling Your Shares.......................................    5
  Exchanging Your Shares....................................    6
  Dividends, Distributions and Taxes........................    6
     Consult this section to obtain details on how shares
     are valued, how to purchase, sell and exchange shares,
     related charges and payments of dividends and
     distributions.
Fund Management
  The Investment Advisor....................................    7
  Portfolio Manager.........................................    7
  The Distributor and Administrator.........................    7
     Review this section for details on the people and
     organizations who oversee the Fund and its investments.

                     RISK/RETURN SUMMARY AND FUND EXPENSES

FROLEY, REVY INVESTMENT GRADE CONVERTIBLE BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide total return through the combination of current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in investment grade convertible debt securities of companies that the Advisor believes have above average growth rates and sound financial characteristics. Predominantly all of the total assets of the Fund will be invested in convertible debt securities although the Fund may temporarily hold common stocks upon the conversion of a bond or other security. All of the Fund's holdings of convertible securities will have credit ratings that are rated investment grade by at least two ratings services.

PRINCIPAL INVESTMENT RISKS

The Fund is subject to both market risk and interest rate risk. Therefore, the value of the Fund's investments will fluctuate with market conditions and changes in interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of First Republic Bank or any other federally insured depository institution nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

- Investing for a period of time in excess of 2 to 3 years

- Looking to increase the income component of your equity investments

- Looking for a well-diversified fixed-income portfolio that provides the potential for growth of your investment

- Willing to accept risks of price and dividend fluctuations

This Fund will not be appropriate for someone:

- Investing emergency reserves

- Seeking safety of principal

- Seeking high current income

                            ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
--------------------------------------------------------------------------------

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases............  None
Maximum Deferred Charge (load)..............................  None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees.............................................  0.38%
Distribution and Service (12b-1) Fees.......................  None
Other Expenses*.............................................  0.10%
Total Annual Fund Operating Expenses........................  0.48%

* "Other Expenses" for the Fund's initial year of operations have been estimated.
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

- $10,000 investment

- 5% annual return

- redemption at the end of each period

- no changes in the Fund's operating expenses

- reinvestment of dividends and distributions

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

                                                              1 YEAR     3 YEARS
                                                              -------    -------
                     .......................................   $ 49       $154

--------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVE AND STRATEGIES
              FROLEY, REVY INVESTMENT GRADE CONVERTIBLE BOND FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek total return through the combination of current income and long-term capital appreciation.

POLICIES AND STRATEGIES

The Advisor invests primarily in investment grade convertible debt securities of companies that the Advisor believes have above-average growth rates and sound financial characteristics.

Consistent with the Fund's investment objective, the Fund:

- invests predominantly all of its total assets in investment grade debt securities convertible into common stocks consisting of convertible bonds and synthetic convertible securities

- may temporarily hold common stock received upon the conversion of a convertible security

In the event that the Advisor determines that market conditions are not suitable for the Fund's typical investments, the Advisor may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

INVESTMENT RISKS

Any investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Fund will be subject to the following risks:

- Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

- Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund's fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

- Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

                            SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                           Total Assets - Liabilities
                      ------------------------------------
                                Number of Shares
                                  Outstanding

The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The minimum initial investment in the Fund is $10,000,000. Subsequent investments must be at least $100,000. Provident Distributors, Inc. (the "Distributor") acts as Distributor of the Fund's shares. Shares of the Fund are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received plus any applicable sales charge. Investors may purchase shares of the Fund by check or wire, as described below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund or the Advisor may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of the Fund and its shareholders.

Shares of the Fund may also be purchased by means of "in-kind" securities transactions pursuant to which securities, rather than cash, may be accepted as payment for Fund shares if prior approval is received from the Distributor. Securities used to purchase Fund shares must be appropriate investments for the Fund, consistent with its investment objective, policies and limitations, and must have readily available market valuations. The securities will be valued in accordance with the Fund's policy for calculating net asset value, determined as of the close of business on the day on which the securities are received in salable form. A shareholder or prospective shareholder should contact the Distributor or the Advisor at (800) 544-1559 in order to receive the necessary approval to engage in such a transaction. Affiliated persons of the Fund may not purchase shares in this manner in the absence of SEC approval.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the application.

2. Make check, certified check or money order payable to "Froley, Revy Investment Grade Convertible Bond Fund."

3. Mail to: TRAINER WORTHAM FUNDS, c/o PFPC, 211 South Gulph Road, P.O. Box 61503, King of Prussia, Pennsylvania, 19406.

Subsequent Investment:

1. Subsequent investments should be made by check payable to the Fund and mailed to: TRAINER WORTHAM FUNDS c/o PFPC, 211 South Gulph Road, P.O. Box 61767, King of Prussia, Pennsylvania 19406

BY WIRE TRANSFER

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment: Before wiring funds, you should call 1-800-441-6580 to receive an account number. Follow the instructions below after receiving your account number.

For initial and subsequent investments: Instruct your bank to wire transfer your investment to:

                          Boston Safe Deposit & Trust
                         Routing Number: ABA #011001234
                                Account #000159
                                Name of the Fund
                             Shareholder Account #

Mail a completed account application to PFPC at the above address.

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

A request for a withdrawal in cash from the Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

INSTRUCTIONS FOR SELLING SHARES

BY TELEPHONE (unless you have declined telephone sales privileges)

1. Call 1-800-441-6580 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

BY MAIL Write a letter of instruction indicating:

- your Fund and account number

- amount you wish to redeem

- address where your check should be sent

- account owner signature(s)

Mail to: TRAINER WORTHAM FUNDS, c/o PFPC, 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406

BY WIRE TRANSFER You must indicate this option on your application.

The Fund may charge a wire transfer fee.

Call 1-800-441-6580 to request a wire transfer.

If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.

NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

- Redemptions over $10,000

- Your account registration or the name(s) on your account has changed within the last 15 days

- The check is not being mailed to the address on your account

- The check is not being made payable to the owner of the account

- The redemption proceeds are being transferred to another Fund account with a different registration

When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of another Trainer Wortham Fund. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by calling 1-800-441-6580. Please provide the following information:

- Your name and telephone number

- The exact name on your account and account number

- Taxpayer identification number (usually your Social Security number)

- Dollar value or number of shares to be exchanged

- The name of the Fund from which the exchange is to be made

- The name of the Fund into which the exchange is being made

Please refer to "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Fund are usually paid annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income. Taxation on capital gains distributions will vary with the length of time the Fund has held the security - not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

You will be notified in January of each year about the federal tax status of distributions made by the Fund. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

                                FUND MANAGEMENT

THE INVESTMENT ADVISOR

Froley, Revy Investment Company, Inc. (the "Advisor"), with offices at 10900 Wilshire Boulevard, Los Angeles, California 90024, is the Fund's investment advisor. The Advisor was founded in 1975 and currently manages in excess of $3 billion in convertible securities.

First Republic Bank owns 19.9% of the Advisor. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in a general banking business and provides private banking services. First Republic Bank has offices in California, Nevada and New York City and has approximately $3.6 billion in assets as of December 31, 1999.

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.38% of the Fund's average daily net assets up to $100,000,000, 0.34% of the next $100,000,000 in net assets and 0.30% of net assets in excess of $200,000,000.

Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objectives, policies, and restrictions, the Advisor manages the Fund's investment portfolios, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities.

PORTFOLIO MANAGER

The portfolio manager for the Fund is Ravi Malik, CFA. Mr. Malik is a Senior Portfolio Manager and Managing Director of the Advisor, having joined the firm in 1994. His prior experience was with Jefferies & Co. as a research analyst.

Mr. Malik holds a BA in Mathematics and Economics from Punjab University in Chandigarh, India and an MBA from the Anderson School of Management at the University of California at Los Angeles. Mr. Malik is a member of the Los Angeles Society of Financial Analysts and the Association for Investment Management and Research. Mr. Malik received his CFA designation in 1997.

The Statement of Additional Information has more detailed information about the Advisor.

THE DISTRIBUTOR AND ADMINISTRATOR

Provident Distributors, Inc. is the Fund's distributor and PFPC is the Fund's administrator. Provident Distributors, Inc. and PFPC are located at 3200 Horizon Drive, King of Prussia, PA 19406.

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING THE FUND AT:

                             TRAINER WORTHAM FUNDS
                          845 THIRD AVENUE, 6TH FLOOR
                            NEW YORK, NEW YORK 10022
                           TELEPHONE: 1-888-257-4450

You can review the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by calling 1-202-942-8090, or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov; or

- Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-879.

              FROLEY, REVY INVESTMENT GRADE CONVERTIBLE BOND FUND

TRUSTEES:

Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell

For additional information about the
Trainer Wortham Funds call:

                                  888.257.4450

TRAINER WORTHAM FUNDS

      845 Third Avenue/6th Floor, New York, New York 10022
      888.257.4450 - Fax: 415.288.1401
                                                           TRAINER WORTHAM FUNDS

                                                                PROSPECTUS
                                                            August 1, 2000
            ---------------------------------------------------------
            ---------------------------------------------------------
            NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY OTHER REGULATORY BODY HAS APPROVED THE SECURITIES BEING OFFERED BY THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE AND COMPLETE. IT IS UNLAWFUL FOR ANYONE TO MAKE ANY REPRESENTATION TO THE CONTRARY.
            ---------------------------------------------------------
            ---------------------------------------------------------

                                         888.257.4450

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 1, 2000

--------------------------------------------------------------------------------

                    FROLEY, REVY CONVERTIBLE SECURITIES FUND
            FROLEY, REVY INVESTMENT GRADE CONVERTIBLE SECURITIES FUND
               FROLEY, REVY INVESTMENT GRADE CONVERTIBLE BOND FUND

                       Series of the Trainer Wortham Funds

--------------------------------------------------------------------------------

               This Statement of Additional Information relates to the following three separate investment series of the Trainer Wortham Funds (the "Trust"):
  Froley, Revy Convertible Securities Fund (the "Convertible Securities Fund"); Froley, Revy Investment Grade Convertible Securities Fund (the "Investment Grade Convertible Securities Fund"); and Froley, Revy Investment Grade Convertible Bond Fund (the "Investment Grade Convertible Bond Fund") (collectively, the "Fund(s)"). Information concerning each Fund is provided in separate Prospectuses. This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the current Prospectus for each Fund. Much of the information contained herein expands upon subjects discussed in each Prospectus. No investment in shares should be made without first reading the applicable Prospectus. A copy of each Fund's Prospectus may be obtained without charge by writing to the Trust, at 845 Third Avenue, 6th Floor, New York, NY 10022 or by calling 888-257-4450.

               Each Fund's Annual Report to Shareholders is a separate document that will be incorporated by reference into this Statement of Additional Information. The Funds' Annual and Semi-Annual Reports to Shareholders will also be available without charge by calling 888-257-4450.

                                 AUGUST 1, 2000

                                TABLE OF CONTENTS

THE TRUST.....................................................................3


INFORMATION ON PERMITTED INVESTMENTS..........................................3

   CONVERTIBLE SECURITIES.....................................................3
   DEPOSITORY RECEIPTS........................................................4
   HIGH-YIELD/HIGH-RISK AND UNRATED SECURITIES................................4
   U.S. TREASURY SECURITIES...................................................4
   U.S.GOVERNMENT SECURITIES..................................................4
   ILLIQUID SECURITIES........................................................5
   OPTIONS....................................................................5
   REPURCHASE AGREEMENTS......................................................5
   MONEY MARKET INSTRUMENTS...................................................6
   FOREIGN SECURITIES.........................................................6
   STOCK INDEX FUTURES........................................................6
   SHARES OF INVESTMENT COMPANIES.............................................7
   LOANS OF PORTFOLIO SECURITIES..............................................7
   BORROWING..................................................................7
   PORTFOLIO TURNOVER.........................................................7

INVESTMENT LIMITATIONS OF THE FUNDS...........................................8


MANAGEMENT OF THE TRUST.......................................................9

   TRUSTEES AND OFFICERS OF THE TRUST.........................................9

PRINCIPAL HOLDERS OF SECURITIES..............................................12


INVESTMENT ADVISORY AND OTHER SERVICES.......................................12

   THE INVESTMENT ADVISOR....................................................12

THE DISTRIBUTOR AND THE DISTRIBUTION SERVICES PLANS..........................13

   THE ADMINISTRATOR.........................................................14
   TRANSFER AGENT AND FUND ACCOUNTANT........................................14
   THE CUSTODIANS............................................................15
   INDEPENDENT AUDITORS......................................................15
   BROKERAGE COMMISSIONS.....................................................15

NET ASSET VALUE..............................................................15


TAXES........................................................................16


PERFORMANCE INFORMATION......................................................17

   CALCULATION OF TOTAL RETURN...............................................17

SHARES OF BENEFICIAL INTEREST................................................19

   DESCRIPTION OF SHARES.....................................................19
   SHAREHOLDER MEETINGS......................................................19

FINANCIAL STATEMENTS.........................................................19

                                    THE TRUST
                                    ---------

         TRAINER WORTHAM FUNDS (the "Trust") is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated January 17, 1995 which issues its shares of beneficial interest in separate series. Each series of shares relates to a separate portfolio of assets. This Statement of Additional Information relates to the following three separate investment series of the Trust: Froley, Revy Convertible Securities Fund; Froley, Revy Investment Grade Convertible Securities Fund and Froley, Revy Investment Grade Convertible Bond Fund. Each of the Funds is classified as diversified, meaning that, with respect to 75% of its total assets, it will not invest more than 5% of its assets in the securities of any single issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities).

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of each Fund. Capitalized terms not defined herein are defined in each Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.

                      INFORMATION ON PERMITTED INVESTMENTS
                      ------------------------------------

CONVERTIBLE SECURITIES
----------------------

         Convertible securities are securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

         The Funds may invest in mandatory convertible securities. These securities are typically of or near investment grade quality and are designed to pay holders a higher dividend than would otherwise be received as a common stock holder. These securities also carry a mandatory conversion feature that requires the company to convert the instrument into common stock at a specific future date.

         The Funds may invest in zero coupon and OID (Original Issue Discount) bonds. These convertible securities either do not pay a coupon or pay an extremely small coupon payment. These instruments are sold at a discount to par value and are typically putable back to the issuer at an escalating price in the future.

         The Funds may invest in synthetic convertible securities. These securities have characteristics similar to a generic convertible bond, but typically have a high investment grade rating. Their bond rating is generally high because the instruments are backed by the credit of a major financial institution. A synthetic security is generally created specifically for an investor or group of investors that want exposure to a company or sector, but require dividend income. In exchange for providing exposure to a specific company or sector, the synthetic instrument is typically sold above fair value and there is reduced liquidity in the secondary market if the issue size is small.

DEPOSITORY RECEIPTS
-------------------

         The Funds may invest in American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs"). ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U.S. corporation. Depository receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depository receipts may provide less information to receipt holders. Investments in depository receipts do not eliminate the risks in investing in foreign issuers. The market value of depository receipts is dependent on the market value of the underlying securities, and fluctuations in the relative value of the currencies in which the depositorv receipts and the underlying securities are quoted.

HIGH-YIELD/HIGH-RISK AND UNRATED SECURITIES
-------------------------------------------

                  The Convertible Securities Fund and the Investment Grade Convertible Securities Fund may each invest in securities that are rated below investment grade (i.e., securities rated BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")). (The Investment Grade Convertible Bond Fund may not invest in these instruments). Lower-rated securities involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected.

                  Investments in high-yield/high risk securities involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. High-yield securities are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. Issuers of such securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers.

                  Although the Funds generally will purchase securities for which the Advisor expects an active market to be maintained, high-yield/high-risk securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices.

                  The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

                  Each Fund may invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated debt securities will be treated as investments in high-yield investments by each Fund unless the Advisor deems such securities to be the equivalent of investment grade securities.

U.S. TREASURY SECURITIES
------------------------

         Each Fund may invest in U.S. Treasury securities, including Treasury bills, Treasury notes and Treasury bonds that differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years.

U.S. GOVERNMENT SECURITIES
--------------------------

         In addition to U.S. Treasury securities, each Fund may invest in U. S. Government securities, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by right of the issuer to borrow from the Treasury. Others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

ILLIQUID SECURITIES
-------------------

         Each Fund may invest up to 15% of the value of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days are subject to this 15% limit. A Fund may be unable to dispose of its holdings in illiquid securities at acceptable prices and may have to dispose of such securities over extended periods of time. A Fund may purchase securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, and these securities are subject to certain legal or contractual restrictions on transfer that restrict their liquidity. Securities which are freely tradeable under Rule 144A may be treated as liquid if the Trustees of the Trust are satisfied that there is sufficient trading activity and reliable price information. The Trustees have authorized the Advisor to make liquidity determinations with respect to such securities pursuant to procedures approved and adopted by the Board.

OPTIONS
-------

         An option is an instrument that gives the holder of the contract the right, but not the obligation, to buy or sell a predetermined number of specific securities (i.e. common stocks or bonds) at a stated price within the expiration period, which is generally less than 12 months. If the right is not exercised after a specific period, the option expires. Both put and call options may be used by the Funds.

REPURCHASE AGREEMENTS
---------------------

         Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Reserve System and registered broker-dealers which the Advisor deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than 102% the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

MONEY MARKET INSTRUMENTS
------------------------

         Each Fund may invest in money market instruments and debt securities, including bank obligations and commercial paper, which are at least comparable in quality to the Fund's other investments. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by a Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.

FOREIGN SECURITIES
------------------

         Each Fund may invest in U.S. dollar denominated obligations of foreign corporations. Investing in securities issued by foreign corporations involves considerations and possible risks not typically associated with investing in obligations issued by domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

         The risks associated with investing in foreign securities are often heightened by investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

STOCK INDEX FUTURES
-------------------

         Each Fund may invest in stock index futures, which are contracts for the purchase or sale for future delivery of contracts based on certain financial indices, including equity indices. Typically a Fund will enter into a stock index futures contract as a temporary substitute for actual stock purchases in order to reduce transaction costs while gaining exposure to a specific market segment.

         The purchasing of stock index futures entails certain risks including the risk that a Fund's overall performance could be adversely affected if the Advisor's investment judgment in purchasing such an instrument proves incorrect and the value decreases. Futures prices are affected by many factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until the expiration of the contract.

SHARES OF INVESTMENT COMPANIES
------------------------------

         Each of the Funds may invest in the shares of other investment companies to the extent permitted under the 1940 Act. The return on a Fund's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies.

LOANS OF PORTFOLIO SECURITIES
-----------------------------

         Each Fund is authorized to make loans of its portfolio securities to broker-dealers or to other institutional investors up to 33-1/3% of its net assets. The borrower must maintain with the Fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. The lender also may bear the risk of capital loss on investment of the cash collateral, which must be returned in full to the borrower when the loan is terminated. Loans will be made only to firms deemed by the Advisor to be of good standing.

BORROWING
---------

         Each Fund may borrow from banks up to 33-1/3% of the value of its total assets for temporary or emergency purposes and enter into reverse repurchase agreements. If the income and gains on securities purchased with the proceeds of borrowings or reverse repurchase agreements exceed the cost of such borrowings or agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case. If the 300% asset coverage required by the 1940 Act should decline as a result of market fluctuation or other reasons, the Fund may be required to sell some of its portfolio securities within three days to reduce the borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

PORTFOLIO TURNOVER
------------------

         It is anticipated that the annual portfolio turnover rate of each Fund will not exceed 100%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of long-term portfolio securities by the Fund's average month-end long-term investments. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that a Fund will bear directly, and may result in the realization of net capital gains, which are generally taxable whether or not distributed to shareholders.

                       INVESTMENT LIMITATIONS OF THE FUNDS
                       -----------------------------------

         The Funds have adopted the following restrictions with respect to their investment policies. These restrictions are fundamental policies, and may not be changed as to a Fund unless authorized by the vote of a majority of the outstanding shares of the Fund, as that term is defined herein under the section entitled "GENERAL INFORMATION" below.

                  (a) UNDERWRITING OF SECURITIES: The Funds will not engage in the underwriting of securities of other issuers.

                  (b) DIVERSIFICATION: The Funds have adopted the policy prohibiting them from, as to 75% of each Fund's total assets, investing more than 5% of its total assets in the securities of any one issuer (other than securities issued by the Government or its agencies or instrumentalities).

                  (c) INDUSTRY CONCENTRATIONS: The Funds may not purchase the securities of issuers conducting their principal business activities in the same industry, other than obligations issued or guaranteed by the U.S.

                        Government, its agencies or instrumentalities if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund.

                  (d) PURCHASE AND SALE OF REAL ESTATE: The Funds will not engage in the purchase and sale of interests in real estate except that the Funds may engage in the purchase and sale of marketable securities which may represent indirect interests in real estate.

                  (e)   PURCHASE AND SALE OF COMMODITIES OR COMMODITY CONTRACTS:
                        The Funds will not engage in the purchase and sale of commodities or commodity contracts.

                  (f) MAKING OF LOANS TO OTHER PERSONS: The Funds will not make loans to any person or company, except that the Funds may purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities and except further that the Funds may enter into repurchase agreements.

                  (g) BORROWING OF MONEY: From time to time, the Funds may borrow money. All such borrowings shall be exclusively from banks. The purpose of such borrowings shall be both for temporary use and to provide funds for the purchase of additional investments whenever the Board of Trustees of the Trust shall deem it desirable. In connection with any such borrowing, a Fund shall issue promissory notes or other evidences of indebtedness and shall, when required, pledge, assign or otherwise encumber its assets, provided, however, (i) that immediately after such borrowing it shall have an asset coverage of at least 300% for all its borrowing and (ii) that in the event such asset coverage shall at any time fall below 300% it shall, within three days thereafter (not including Sundays and holidays) or such longer periods as the U.S. Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of the borrowings shall be at least 300%.

                             MANAGEMENT OF THE TRUST
                             -----------------------

TRUSTEES AND OFFICERS OF THE TRUST
----------------------------------

         Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. There are currently nine Trustees, seven of whom are not "interested persons" of the Trust within the meaning of that term under the Act. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

------------------------------------------------------------------------------------------------------------------
NAME, AGE                                          POSITION(S) HELD                     PRINCIPAL OCCUPATION
& ADDRESS                                             WITH TRUST                           PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------
James F. Twaddell  (61)                  Chairman of the Board; Trustee since   Investment banker at Schneider
c/o Schneider Securities, Inc.           1979                                   Securities, Inc., Providence, Rhode
2 Charles Street                                                                Island, since June 1995; prior to
Providence, RI  02904                                                           June 1995, Chairman of the Board,
                                                                                Director and Registered
                                                                                Representative of Barclay
                                                                                Investment, Inc.
------------------------------------------------------------------------------------------------------------------
Robert H. Breslin, Jr.  (72)             Trustee since 1979; Member of Audit    Partner in the law firm of Breslin &
107 Forge Road                           Committee                              Sweeney,Warwick, RI. since 1970
E. Greenwich, RI  02818

------------------------------------------------------------------------------------------------------------------
David P. Como(1)  (54)                   Trustee since 1984; President          Managing Director, Trainer Wortham &
111 Pine Street                                                                 Co., Inc. since 1969
3rd Floor
San Francisco, CA  94111

------------------------------------------------------------------------------------------------------------------
Raymond Eisenberg (77)                   Trustee since 1960; Chairman of the    President of Raymond Eisenberg &
488 County Street                        Audit Committee                        Associates, PC Accountants and
New Bedford, MA 02740                                                           Auditors Bedford, MA since 1980.

------------------------------------------------------------------------------------------------------------------
David Elias(1)  (55)                     Trustee since 1991                     President and Chief Investment
500 Essjay Road                                                                 Officer of Elias Asset Management,
Suite 220                                                                       Buffalo, NY since 1978.
Williamsville, NY  14221

------------------------------------------------------------------------------------------------------------------
Robert S. Lazar  (56)                    Trustee since 1976; Member of the      Retired in 1992, formerly an
P.O. Box 4158                            Audit Committee                        Engineer, Newport, RI; Director
Middletown, RI 02842-0011                                                       Newport Fedral Savings Bank,
                                                                                Newport, RI.

------------------------------------------------------------------------------------------------------------------
Martin S. Levine  (47)                   Trustee since 1994; Member of the      Controller and Chief Financial
c/o John P. Picone, Inc.                 Audit Committee                        Officer of John P. Picone, Inc., Co
31 Garden Lane                                                                  Engineers, Lawrence, NY, since 1984.
Lawrence, NY  11559
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
NAME, AGE                                          POSITION(S) HELD                     PRINCIPAL OCCUPATION
& ADDRESS                                             WITH TRUST                           PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------
Timothy J. O'Hara  (50)                  Trustee since 1998                     Publisher of CU Journal, a national
Faulkner & Gray                                                                 weekly financial newspaper owned by
224 Datura Street                                                               Faulkner & Gray, Inc.
Suite 709
W. Palm Beach, FL 33401

------------------------------------------------------------------------------------------------------------------
Todd Eisenberg  (40)                     Trustee since July 1999                Managing Partner for Petitti,
488 Pleasant Street                                                             Eisenberg & Gamache, P.C. since 1982
New Bedford, MA  02740

------------------------------------------------------------------------------------------------------------------
John D. Knox  (41)                       Vice President                         Fixed Income Portfolio Manager of
845 Third Avenue                                                                Trainer Wortham since 1994.
6th Floor
New York, NY  10022

------------------------------------------------------------------------------------------------------------------
Robert Vile  (43)                        Vice President                         Equity Portfolio Manager of Trainer
845 Third Avenue                                                                Wortham Funds since 1999.
6th Floor
New York, NY  10022

------------------------------------------------------------------------------------------------------------------
Joanne Pietrini Smith  (36)              Chief Administrative Officer           Chief Administrative Officer of
845 Third Avenue                                                                Trainer Wortham & Company, Inc. Vice
6th Floor                                                                       President and Chief Investment
New York, NY  10022                                                             Officer of First Republic Bank

------------------------------------------------------------------------------------------------------------------
Kelly O'Neill  (31)                      Secretary                              Compliance Administrator PFPC, Inc.

------------------------------------------------------------------------------------------------------------------
Brian O'Neill  (32)                      Treasurer                              Director of Financial Reporting
                                                                                PFPC, Inc.
------------------------------------------------------------------------------------------------------------------

(1) "Interested person" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Mr. Como is an "interested person" by reason of his affiliation with the Advisor and as a result of being an Officer of the Trust. Mr. Elias may be regarded as an "interested person" by reason of a material business relationship with Trainer Wortham.

         The Audit Committee of the Board of Trustees of the Trust was established to consider such matters as the selection of the independent certified public accountant for the Trust, review of the auditor's report on accounting procedures and internal controls, and other issues referred to the Committee by the full Board.

         The following table sets forth information regarding the total compensation paid by the Trust to its Trustees for their services as Trustees during the fiscal year ended June 30, 2000.

COMPENSATION TABLE:

----------------------------------------------------------------------------------------------------------------------
               NAME, AGE                 AGGREGATE COMPENSATION FROM THE FUNDS*   TOTAL COMPENSATION FROM TRUST AND
               & ADDRESS                                                                    FUND COMPLEX

----------------------------------------------------------------------------------------------------------------------
James F. Twaddell,                                      $   0                                 $5,500
Chairman
----------------------------------------------------------------------------------------------------------------------
Robert H. Breslin, Jr.,                                 $   0                                 $5,700
Trustee, Member of Audit
Committee

----------------------------------------------------------------------------------------------------------------------
David P. Como(l),                                       $   0                                 $    0
Trustee

----------------------------------------------------------------------------------------------------------------------
Raymond Eisenberg,                                      $   0                                 $5,700
Trustee, Chairman of the
Audit Committee

----------------------------------------------------------------------------------------------------------------------
David Elias(l),                                         $   0                                 $    0
Trustee

----------------------------------------------------------------------------------------------------------------------
Robert S. Lazar,                                        $   0                                 $5,700
Trustee, Member of Audit
Committee

----------------------------------------------------------------------------------------------------------------------
Martin S. Levine,                                       $   0                                 $5,700
Trustee, Member of Audit
Committee

----------------------------------------------------------------------------------------------------------------------
Timothy J. O'Hara,                                      $   0                                 $5,200
Trustee, Member of Audit
Committee

----------------------------------------------------------------------------------------------------------------------
Todd Eisenberg                                          $   0                                 $5,700
Trustee, Member of Audit
Committee

*The Funds had not commenced operations during the Trust's fiscal year ended June 30, 2000 and thus the Funds paid no Trustees fees during that period.

         As of June 30, 2000, the compensation for disinterested Trustees included a fee of $500 per meeting of the Board of Trustees attended and an annual retainer of $3,000. In addition, the Trustees were reimbursed for expenses incurred in connection with their attendance at meetings of the Board of Trustees. Members of the Audit Committee also receive fees for meetings attended. However, no Officer of the Trust receives any compensation directly from the Trust for performing the duties of their offices. The Advisor, of which Mr. Como is an officer and/or trustee, receives fees from the Trust for acting as its Investment Advisor. (See the section entitled "INVESTMENT ADVISOR.")

                         PRINCIPAL HOLDERS OF SECURITIES
                         -------------------------------

Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the 1940 Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval.

                     INVESTMENT ADVISORY AND OTHER SERVICES
                     --------------------------------------

THE INVESTMENT ADVISOR
----------------------

         The Advisor is registered as an investment advisor under the Investment Advisors Act of 1940, as amended, and supervises approximately $3.1 billion in investment accounts. First Republic Bank owns 19.9% of the Advisor. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in a general banking business and provides private banking services. First Republic Bank has offices in California, Nevada and New York City and as of December 31, 1999 had approximately $3.6 billion in assets.

         Each Fund's Investment Advisory Agreement provides that, subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment objectives, policies, and restrictions, the Advisor will manage the Funds' investment portfolio, make decisions with respect to and place orders for all purchases and sales of the portfolio securities. Pursuant to the Investment Advisory Agreements, the Advisor is not liable for any mistake of judgment, mistake of law, or other loss to a Fund in connection with its performance under the Investment Advisory Agreements except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for its services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties, or by reason of its reckless disregard of its obligations under the Investment Advisory Agreements.

         Pursuant to individual Investment Advisory Agreements, with respect to Froley, Revy Convertible Securities Fund, the Advisor receives an annual investment advisory fee, accrued daily and paid monthly, of 0.625% of the Fund's average daily net assets; and with respect to Froley, Revy Investment Grade Convertible Securities Fund, the Advisor receives an annual investment advisory fee, accrued daily and paid monthly, of 0.50% of the Fund's average daily net assets and with respect to Froley, Revy Investment Grade Convertible Bond Fund, the Advisor receives an annual investment advisory fee, accrued daily and paid monthly, of 0.38% of the Fund's first $100,000,000 of net assets, 0.34% of the Fund's next $100,000,000 in net assets and 0.30% of net assets in excess of $200,000,000. From time to time, the Advisor may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of lowering a Fund's expense ratio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be.

         The Advisor has retained Trainer Wortham & Company, Inc. (the "Sub-Advisor") to serve as sub-investment advisor to the Froley, Revy Convertible Securities Fund and the Froley, Revy Investment Grade Convertible Securities Fund. For its sub-investment advisory services, the Sub-Advisor receives a fee of 0.0625% of the average daily nets of the Froley, Revy Convertible Securities Fund and a fee of 0.050% of the average daily net assets of the Froley, Revy Investment Grade Convertible Securities Fund. The Sub-investment advisory fees of the Sub-Advisor are paid directly by the Advisor and are not paid by the Funds. The Sub-Advisor is a wholly-owned subsidiary of First Republic Bank.

         The Trust, the Advisor, the Sub-Advisor and the Trust's distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, applicable to the securities trading practices of their personnel. Each respective Code permits the covered personnel to trade in securities in which a Fund may invest, subject to certain restrictions and reporting requirements.

THE DISTRIBUTOR AND THE DISTRIBUTION SERVICES PLANS
---------------------------------------------------

         Provident Distributors, Inc. ("Provident"), serves as the Trust's Distributor pursuant to an Underwriting Agreement (the "Underwriting Agreement"). The Underwriting Agreement may be renewed for successive one-year periods provided that each continuance is specifically approved by (1) the vote of a majority of the Trust's outstanding voting shares or by the Board of Trustees and (2) the vote of a majority of the Board of Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Underwriting Agreement.

         The Convertible Securities Fund and the Investment Grade Convertible Securities Fund have each adopted Distribution Services Plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to each class of shares offered by the Funds in order to pay for activities primarily intended to result in the sale of a Fund's shares. Pursuant to the Plan for Class A Shares, the Class A Shares pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund's assets attributable to Class A Shares, and up to 0.25% of these fees may be used for distribution purposes and up to 0.25% of these fees may be used for activities or expenses related to account maintenance or personal service to existing shareholders. Pursuant to the Plan for Class B Shares, the Class B Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund's net assets attributable to Class B Shares, and up to 0.75% of these fees may be used for distribution purposes and up to 0.25% may be used for activities or expenses related to account maintenance or personal service to existing shareholders. The Plans may be renewed annually for successive one year periods provided that each continuance is specifically approved by (1) the vote of a majority of the Fund's outstanding voting shares or by the Board of Trustees and (2) the vote of a majority of the Board of Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the Plans.

THE ADMINISTRATOR
-----------------

         PFPC, Inc. ("PFPC") 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, serves as the Trust's Administrator pursuant to an Administration Agreement (the "Administration Agreement"). Pursuant to the Administration Agreement, PFPC receives an annual fee, accrued daily and paid monthly, of 0.15% on the first $50 million of the average daily net assets of the Trust, 0.10% on the next $50 million of the average daily net assets of the Trust; and 0.05% on average daily net assets of the Trust over $100 million, subject to a minimum fee of $72,000 for the Trust. Minimum fees are $48,000 per year for the first Series, and $12,000 for each additional Series or class. The Trust pays the fees and out-of-pocket costs of PFPC.

         The services PFPC provides to the Trust include: the coordination and monitoring of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust; preparing, filing and distributing proxy materials, periodic reports to shareholders, organization of Board meetings, registration statements and other documents; and responding to shareholder inquiries.

   TRANSFER AGENT AND FUND ACCOUNTANT
   ----------------------------------

         PFPC serves as the Trust's Transfer Agent, Dividend Disbursing Agent and Redemption Agent pursuant to a Transfer Agent Services Agreement and also serves as the Trust's Accounting Services Agent pursuant to an Accounting Services Agreement (the "Accounting and Transfer Agent Services Agreements"). The Accounting and Transfer Agent Services Agreements will continue in effect from year to year, provided such continuance is specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding shares of the Trust (as defined under the section entitled "GENERAL INFORMATION" in the Prospectus), and a majority of the Board of Trustees who are not interested persons (as defined in the Act) of any party to the respective Agreements, by votes cast in person at a meeting called for such purpose.

         The Accounting and Transfer Agent Services Agreements provide generally that PFPC shall be indemnified against liabilities to the Trust in connection with matters relating to the Accounting and Transfer Agent Services Agreements except those arising out of willful misfeasance, bad faith or gross negligence on the part of PFPC in the performance of its duties or from reckless disregard of its obligations and duties thereunder.

         The Trust pays PFPC an annual fee of $15.00 per shareholder account (subject to a minimum monthly fee of $ $2,250) for its services as Transfer Agent, Dividend Disbursing Agent and Redemption Agent. For accounting services, PFPC receives from the Trust an annual fee, payable monthly, of $24,000 on the first $10 million of average daily net assets; .0004%. on the next $40 million of average daily net assets; .0003% of the next $50 million of average daily net assets; and .0001% of average daily net assets in excess of $100 million.

THE CUSTODIAN
-------------

         PFPC Trust Company, 400 Bellevue Parkway, Wilmington, Delaware 19808, serves as the Custodian for each of the Funds pursuant to a Custody Agreement. The Custodian holds or arranges for the holding of all portfolio securities and other assets of each of the respective Funds.

INDEPENDENT AUDITORS
--------------------

         Briggs, Bunting and Dougherty, LLP, 2121 Two Logan Square, 18th & Arch Streets, Philadelphia, PA 19103-4901 have been selected as the independent accountants for the Funds and will provide audit and tax services. The books of the Funds will be audited at least once each year by Briggs, Bunting and Dougherty, LLP.

BROKERAGE COMMISSIONS
---------------------

         It is the policy of each Fund to secure the execution of orders on its portfolio transactions in an effective manner at the most favorable price. Pursuant to its agreement with each Fund, the Advisor determines, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objectives, policies and restrictions, which securities are to be purchased and sold and which brokers are to be eligible to execute its portfolio transaction. It is not the policy of the Funds to deal solely with one broker, but it is each Fund's intention to place portfolio transactions with those brokers which provide the most favorable combination of price, execution and services to the Trust. Research services are a factor in selection of brokers, but payment in excess of brokerage commissions charged by other brokers is not made in recognition of research services. The reasonableness of brokerage commissions is evaluated by comparison to fees charged by other brokers where the execution and services are comparable.

                                 NET ASSET VALUE
                                 ---------------

         As indicated in the Prospectus, the net asset value of each Fund is determined and the shares of each Fund are priced as of the earlier of 4:00 p.m., Eastern Time, or the close of regular trading on the New York Stock Exchange (the "Exchange"), on each Business Day. A "Business Day" is any day the Exchange is open for regular business. Currently the Exchange is closed in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

         Valuations of securities purchased by the Funds are supplied by independent pricing services used by PFPC, as administrator, which have been approved by the Trustees of the Trust. Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange on which the security is principally traded. Equity securities for which there is no sale on that day and equity securities traded only in the over-the-counter market will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair value as determined in good faith by the Board of Trustees.

         Valuations of fixed and variable income securities ("debt securities") are based upon a consideration of yields or prices of obligations of comparable quality, coupon, maturity and type, indications as to value from recognized dealers, and general market conditions. The pricing services may use electronic data processing techniques and/or a computerized matrix system to determine valuations. Debt securities for which market quotations are readily available are valued based upon those quotations.

         The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the debt security. In such instances the debt security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

                                      TAXES
                                      -----

         Each Fund intends to qualify annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Funds will not be subject to Federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of their income and diversification of their assets.

         Distributions paid by a Fund from capital gains, whether received in cash or in additional shares, are taxable to investors as capital gains, regardless of the length of time an investor has owned shares in the Fund. If purchases of shares in a Fund are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution.

         Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

         A sale or redemption of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders that have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your account registration form your proper taxpayer identification number and by certifying that you are not subject to backup withholding.

         The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisors concerning the Federal, state, local or foreign tax consequences of an investment in the Fund.

                             PERFORMANCE INFORMATION
                             -----------------------

         From time to time, performance information regarding a Fund, such as total return, may be quoted in advertisements or in communications to shareholders. These performance quotations represent a Fund's past performance, and should not be considered as representative of future results. A Fund's total return may be calculated on an average annual and/or aggregate basis for various periods (which will be stated in all advertisements). Average annual total return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. In calculating total return, the assumption is made that dividends and capital gain distributions made by the Fund during the period are reinvested in additional shares.

         From time to time, a Fund may advertise its yield and "tax-equivalent" yield. A Fund's yields are calculated according to methods that are standardized for all mutual funds. Because yield calculation methods differ from the methods used for other purposes, a Fund's yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements. The yield of a Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each 30 days over a 365-day period and is shown as a percentage of the investment. The Fund may also advertise together with its yield a tax-equivalent yield which reflects the yield which would be required of a taxable investment at a stated income tax rate in order to equal the Fund's yield.

         A Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund, so that any investment results reported by a Fund should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Funds may also be mentioned in newspapers, magazines, or other media from time to time. The Funds assume no responsibility for the accuracy of such data. Each Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies.

         The principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

CALCULATION OF TOTAL RETURN
---------------------------

         Funds compute their average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

         ERV   =  P(l + T)n

Where:   ERV   =  ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
         P     =  hypothetical initial payment of $1,000.
         n     =  period covered by the computation, expressed in terms of years.
         T     =  average annual total return.

         The Funds compute their aggregate total return by determining the aggregate compounded rate of return during a specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return = [(ERV)-1]
                         ------
                            P

Where:   ERV   =  ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
         P     =  hypothetical initial payment of $1,000.

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

         A Fund may also quote its yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during a recent 30-day (or one month) period by the maximum offering price per share on the last day of that period and annualizing the resulting figure, according to the following formula:

                            YIELD = 2 [(a-b+l) 6-1]
                                        -----
                                  cd

Where:   a     =     dividends and interest earned during the period;
         b     =     expenses accrued for the period (net of reimbursements);
         c     =     the average daily number of shares outstanding during the
                     period that were entitled to receive dividends; and
         d     =     the maximum offering price per share on the last day of the period.

         Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

                          SHARES OF BENEFICIAL INTEREST
                          -----------------------------

DESCRIPTION OF SHARES
---------------------

         The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Shares of a Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

SHAREHOLDER MEETINGS
--------------------

         The Board of Trustees does not intend to hold annual meetings of shareholders of the Funds. Subject to certain conditions, shareholders of the Funds may seek to communicate with other shareholders to request a shareholder's meeting to vote upon the removal of a Trustee or Trustees.

                              FINANCIAL STATEMENTS
                              --------------------

         The audited financial statements and notes thereto for each Fund, when available, will be included in this Statement of Additional Information.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS



         (a) Agreement and Declaration of Trust dated October 18, 1994, last amended July 25, 1996 - - Incorporated herein by reference to Exhibit No. 1(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

         (b) By-Laws dated October 18, 1994, last amended July 25, 1996 - - Incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 56 Registration Statement No. 2-15037 filed electronically September 30, 1996.

         (c)      None

         (d)(i) Investment Advisory Agreement for Froley, Revy Convertible Securities Fund between Registrant and Froley, Revy Investment Company, Inc.

           (ii) Sub-Investment Advisory Agreement for Froley, Revy Convertible Securities Fund between Froley, Revy Investment Company, Inc. and Trainer Wortham & Company, Inc.

          (iii) Investment Advisory Agreement for Froley, Revy Investment Grade Convertible Securities Fund between Registrant and Froley, Revy Investment Company, Inc.

           (iv) Sub-Investment Advisory Agreement for Froley, Revy Investment Grade Convertible Securities Fund between Froley, Revy Investment Company, Inc. and Trainer Wortham & Company, Inc.

            (v) Investment Advisory Agreement for Froley, Revy Investment Grade Convertible Bond Fund between Registrant and Froley, Revy Investment Company, Inc.

         (e) Underwriting Agreement between Registrant and Provident Distributors, Inc. - Incorporated herein by reference.

         (f)      None

         (g)      Custody Agreement with PFPC Trust Company.

         (h)(i) Administration Agreement dated July 25, 1996 - - Incorporated herein by reference to Exhibit No. 9(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

           (ii)   Amendment to Administration Agreement, dated April 28, 1998 -
                  - Incorporated herein by reference to Exhibit No. 9(a)(i) to Post-Effective Amendment No. 59 to Registration Statement No. 2-15037 filed electronically October 30, 1998.

          (iii) Accounting Services Agreement, dated July 25, 1996 -- Incorporated herein by reference to Exhibit No. 9(b) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

           (iv) Amendment to Accounting Services Agreement dated April 28, 1998 - Incorporated herein by reference to Exhibit No. 9(b)(i) to Post-Effective Amendment No. 59 to Registration Statement No. 2-15037 filed electronically October 30, 1998.

            (v) Transfer Agent Services Agreement dated July 25, 1996 - - Incorporated herein by reference to Exhibit No. 9(c) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

           (vi) Amendment to Transfer Agent Services Agreement dated April 28, 1998 - Incorporated herein by reference to Exhibit No. 9(c)(i) to Post-Effective Amendment No. 59 to Registration Statement No. 2-15037 filed electronically October 30, 1998.

         (i)      Opinion and Consent of Counsel.

         (j)      Not Applicable.

         (k)      Not Applicable.

         (l)      None.

         (m) Service and Distribution Plan for the Froley, Revy Convertible Securities Fund and the Froley, Revy Investment Grade Convertible Securities Fund.

         (n)      Not applicable.

         (o)      Rule 18f-3 Plan.

         (p)      Codes of Ethics - to be filed by amendment.

         -----------------

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 25.  INDEMNIFICATION

         Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust provides as follows: The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust of the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

         Article Sixty of the By-Laws of the Trust provide that any trustee and officer shall be indemnified against reasonable costs and expenses incurred in connection with any proceeding to which he or she is made a party by reason of his being nor having been a trustee or officer of the Trust, except in relation to any action, suit or proceeding in which he or she is adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves a trustee or officer of liability for such willful misfeasance, etc., a written opinion of independent counsel is required prior to payment of indemnification.

         Indemnification of the Trust's investment advisor, distributor, custodian, administrator, transfer agent, divided disbursing and redemption agent and accounting services agent is provided for, respectively, in Section 8 of the Investment Advisory Agreement (Exhibit 5(a)); Section 8 of the Underwriting Agreement (Exhibit 6(a)), Section 18 of the Custodian Agreement (Exhibit 8), Section 25 of the Administration Agreement (Exhibit 9(a)) Section 8(d) of the Administration Agreement (Exhibit 9(c)), and Section 23 of the Accounting Services Agreement (Exhibit 9(c)).

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer of controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities which have been registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The business and other connections of the officers and directors of Froley, Revy Investment Company, Inc. are set forth in the Form ADV of Froley, Revy Investment Company, Inc., as currently on file with U.S. Securities and Exchange Commission, which is incorporated by reference herein.

ITEM 27. PRINCIPAL UNDERWRITER

(a) Provident Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of July 31, 2000:

         International Dollar Reserve Fund I, Ltd.
         Provident Institutional Funds Trust
         Columbia Common Stock Fund, Inc.
         Columbia Growth Fund, Inc.
         Columbia International Stock Fund, Inc.
         Columbia Special Fund, Inc.
         Columbia Small Cap Fund, Inc.
         Columbia Real Estate Equity Fund, Inc.

         Columbia Balanced Fund, Inc.
         Columbia Daily Income Company
         Columbia U.S. Government Securities Fund, Inc.
         Columbia Fixed Income Securities Fund, Inc.
         Columbia Municipal Bond Fund, Inc.
         Columbia High Yield Fund, Inc.
         Columbia National Municipal Bond Fund, Inc.
         GAMNA Series Funds, Inc.
         WT Mutual Fund
         Kalmar Pooled Investment Trust
         The RBB Fund, Inc.
         Robertson Stephens Investment Trust
         HT Insight Funds, Inc.
         Harris Insight Funds Trust
         Hilliard-Lyons Government Fund, Inc.
         Hilliard-Lyons Growth Fund, Inc.
         Hilliard-Lyons Research Trust
         Warburg Pincus Trust
         ABN AMRO Funds
         Alleghany Funds
         BT Insurance Funds Trust
         First Choice Funds Trust
         Forward Funds, Inc.
         IAA Trust Asset Allocation Fund, Inc.
         IAA Trust Growth Fund, Inc.
         IAA Trust Tax Exempt Bond Fund, Inc.
         IAA Trust Taxable Fixed Income Series Fund, Inc.
         IBJ Funds Trust
         Light Index Funds, Inc.
         LKCM Funds
         Matthews International Funds
         McM Funds
         Metropolitan West Funds
         New Covenant Funds
         Panorama Trust
         Smith Breeden Series Fund
         Smith Breeden Trust
         Stratton Growth Fund, Inc.
         Stratton Monthly Dividend REIT Shares, Inc.
         The Stratton Funds, Inc.
         The Galaxy Fund
         The Galaxy VIP Fund
         Galaxy Fund II
         The Govett Funds, Inc.
         Trainer, Wortham Funds
         Undiscovered Managers Funds
         Wilshire Target Funds, Inc.
         Weiss, Peck & Greer Funds Trust
         Weiss, Peck & Greer International Fund
         WPG Growth and Income Fund
         WPG Growth Fund

         WPG Tudor Fund
         RWB/WPG U.S. Large Stock Fund
         Tomorrow Funds Retirement Trust

         The Black Rock Funds, Inc. (Distributed by BlackRock Distributors, Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

         Northern Funds Trust and Northern Institutional Funds Trust (Distributed by Northern Funds Distributors, LLC. a wholly owned subsidiary of Provident Distributors, Inc.)

         The Offit Investment Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

         The Offit Variable Insurance Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

         Provident Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Provident Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, PA 19406-0903.

(b) The information required by this Item 27 with respect to each director of the underwriter is incorporated by reference to the Form BD filed by the Distributor with the Commission pursuant to the Securities Exchange Act of 1934, as amended under the File Number indicated:

Provident Distributors, Inc.                               SEC File No. 8-46564

The following is a list of the executive officers, directors and partners of Provident Distributors, Inc.:

President and Treasurer                                Philip H. Rinnander
Secretary and Sole Director                            Jane Haegele
Vice President                                         Jason A. Greim
Vice President                                         Barbara A. Rice
Vice President                                         Jennifer K. Rinnander
Vice President and Compliance Officer                  Lisa M. Buono

(c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         (1) Froley, Revy Investment Company, Inc., 10900 Wilshire Blvd., Suite 900, Los Angeles, CA 90024 (records relating to its functions as Investment Advisor).

         (2) PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19808 (records relating to its functions as Custodian).

         (3) PFPC, P.O. Box 61503, King of Prussia, PA 19406-0903 (records relating to its functions as Transfer Agent, Dividend Disbursing and Redemption Agent, and Accounting Services Agent).

         (4) Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, DC 20006 (Articles of Association, By-Laws and Minute Books).

         (5) PFPC and Provident Distributors, Inc., P.O. Box 61503, King of Prussia, PA 19406-0903 (Administrative records and those records relating to functions as Distributor.)


ITEM 29. MANAGEMENT SERVICES

         None.

ITEM 30. UNDERTAKINGS

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 67 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in King of Prussia, PA, on July 31, 2000.

                               TRAINER WORTHAM FUNDS

                               By: /s/  DAVID P. COMO
                                  ---------------------------
                                          David P. Como*
                                           PRESIDENT

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


           SIGNATURE                            TITLE                        DATE

    /s/ JAMES F. TWADDELL         Chairman of the Board and Trustee     July 31, 2000
----------------------------------
       James F. Twaddell*

      /s/ DAVID P. COMO           Trustee and President                 July 31, 2000
----------------------------------    (Principal Executive Officer)
         David P. Como*

     /s/ ROBERT S. LAZAR          Trustee                               July 31, 2000
----------------------------------
        Robert S. Lazar*

       /s/ DAVID ELIAS            Trustee                               July 31, 2000
----------------------------------
          David Elias*

    /s/ RAYMOND EISENBERG         Trustee                               July 31, 2000
----------------------------------
       Raymond Eisenberg*

  /s/ ROBERT H. BRESLIN, JR.      Trustee                               July 31, 2000
----------------------------------
    Robert H. Breslin, Jr.*

    /s/ TIMOTHY J. O'HARA         Trustee                               July 31, 2000
----------------------------------
       Timothy J. O'Hara*

      /s/ TODD EISENBERG          Trustee                               July 31, 2000
----------------------------------
        Todd Eisenberg*


     /s/ MARTIN S. LEVINE         Trustee                               July 31, 2000
----------------------------------
       Martin S. Levine*

     /s/ BRIAN J. O'NEILL         Treasurer (Principal Financial and    July 31, 2000
----------------------------------    Accounting Officer)
       Brian J. O'Neill*

  *By:   /s/ Kelly O'Neill
----------------------------------
         Kelly O'Neill
      As ATTORNEY-IN-FACT

* Pursuant to power of attorney filed with Post-Effective Amendment No. 62 (No. 2-15037) on August 5, 1999 and incorporated by reference herein.